Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0001853816
Registrant Name	Dermata Therapeutics, Inc.
Registration File Number	333-291740
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES